Vanguard Global Capital Cycles Fund

Supplement dated October 4, 2018, to the Prospectus and
Summary Prospectus Dated September 26, 2018

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Principal Investment
Strategies”:
The Fund invests in U.S. and foreign equity securities. The Fund seeks to generate above average compounded returns by purchasing securities in companies and industries where capital spending is declining, and seeks to avoid companies, assets, and business models that can be easily replicated.
Companies, assets, and business models that cannot be easily replicated may include those with differentiated offerings, a low-cost advantage, or those that maintain an advantage over competitors in their same industry. The Fund typically invests across a range of sectors, a mix of developed and emerging markets stocks, and typically holds companies across the market capitalization spectrum. The Fund will concentrate its investments (i.e. hold 25% or more of its net assets) in securities of issuers in the precious metals and mining industry.

Prospectus Text Changes

The following replaces similar text under the heading “Market Exposure”:

The Fund invests in U.S. and foreign equity securities. The Fund seeks to generate above average compounded returns by purchasing securities in companies and industries where capital spending is declining, and seeks to avoid companies, assets, and business models that can be easily replicated.
Companies, assets, and business models that cannot be easily replicated may include those with differentiated offerings, a low-cost advantage, or those that maintain an advantage over competitors in their same industry. The Fund typically invests across a range of sectors, a mix of developed and emerging markets stocks, and typically holds companies across the market capitalization spectrum. The Fund will concentrate its investments (i.e. hold 25% or more of its net assets) in securities of issuers in the precious metals and mining industry.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 53 102018